Leases	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
LEASES

NOTE 7 – LEASES

The Company leases retail store facilities and distribution centers under non-cancellable operating leases, with terms ranging from one to 15 years, as well as finance leases for software, equipment, and furniture with a term of five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities.

Operating lease expenses for lease payment are recognized on a straight-line basis over the lease term. Finance lease cost includes amortization, which is recognized on a straight-line basis over the expected life of the leased assets, and interest expenses, which are recognized following an effective interest rate method. Leases with initial term of 12 months or less are not recorded on the balance sheet.

Operating Leases

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2022	March 31, 2021
Operating lease right-of-use lease assets	$2,909,432	$2,898,551

Operating lease liabilities – current	$1,005,460	$811,299
Operating lease liabilities – non-current	1,877,324	1,928,682
Total operating lease liabilities	$2,882,784	$2,739,981

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2022 and 2021:

	March 31, 2022	March 31, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	5.92	7.19
Weighted average discount rate	6.69%	6.69%

During the years ended March 31, 2022, 2021, and 2020, the Company incurred total operating lease expenses of $1,436,003, $1,301,136, and $1,263,423, respectively.

Finance Leases

The components of finance lease expenses were as follows:

	For the Years Ended March 31,
	2022	2021	2020
Finance leases cost:
Amortization of right-of-use assets	$199,796	$187,556	$145,056
Interest on lease liabilities	204,774	102,252	45,971
Total finance leases cost	$404,570	$289,808	$191,027

Supplemental cash flow information related to finance leases was as follows:

	For the Years Ended March 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$204,774	102,252	45,971

Supplemental balance sheet information related to leases was as follows:

	March 31, 2022	March 31, 2021
Finance leases cost:
Software	$344,902	$379,610
Equipment and furniture	851,915	518,409
Subtotal	1,196,817	898,019
Less: accumulated depreciation	(519,869)	(305,927)
Property and equipment, net	$676,948	$592,092

The weighted average remaining lease terms and discount rates for all of finance leases as of March 31, 2022 and 2021 were as follows:

	March 31, 2022	March 31, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.42	3.15
Weighted average discount rate	8.07%	8.07%

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2022:

	Operating Leases	Finance Leases
2023	$1,192,469	$386,593
2024	789,724	356,016
2025	269,381	178,725
2026	161,412	141,049
2027	134,477	62,814
Thereafter	963,748	11,215
Total lease payments	3,511,211	1,136,412
Less: imputed interest	(628,427)	(142,245)
Present value of lease liabilities	$2,882,784	$994,167